Receivables, Prepayments and Other Assets - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current:
Trade receivables, other than related parties	$ 1,041	$ 906
Other receivables	254	316
Unbilled accounts receivable	63	38
Receivables from government grants	167	133
Other current financial assets	53	13
Total	1,578	1,406
Non-current:
Unbilled accounts receivable	18	0
Advances to suppliers	173	180
Receivables from government grants	100	124
Equity investments	101	25
Other	106	22
Total	$ 498	$ 351